Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013
Intangible Assets [Text Block]

4.             Intangible Assets

		Accumulated	Net Book Value	Net Book Value
	Cost	Amortization	March 29, 2014	December 28, 2013
Patents	$169,974	$77,978	$91,996	$85,482
Trademarks	118,633	91,556	27,077	28,065
License fee	61,912	23,381	38,531	41,998
	$350,519	$192,915	$157,604	$155,545

During the thirteen week period ended March 29, 2014, the Company recorded $11,672 (thirteen week period ended March 30, 2013 - $14,133) to amortization and depreciation expense.

6.	Intangible Assets

		Accumulated	Net Book Value	Net Book Value
	Cost	Amortization	December 28, 2013	December 31, 2012
Patents	$158,367	$72,885	$85,482	$77,961
Trademarks	121,968	93,903	28,065	7,639
License fee	62,710	20,712	41,998	9,019
	$343,045	$187,500	$155,545	$94,619